UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W. Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     April 04, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     89

Form13F Information Table Value Total:     $108,250 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

No.  13F File Number               Name


     28-06705                           D. Gregory Parkinson

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      221     1700 SH       SOLE                     1700
Agilent Technologies        COM                 00846u101     1271    96669 SH       SOLE                    96669
Amer Electric Pwr           COM                 025537101      615    26900 SH       SOLE                    26900
American Express            COM                 025816109     3696   111217 SH       SOLE                   111217
Ameristock Mut Fd Inc                                          205     6554 SH       SOLE                     6554
AT&T Wireless               COM                 00209a106      100    15172 SH       SOLE                    15172
Automatic Data Processing   COM                               1307    42444 SH       SOLE                    42444
B I S Y S Group Inc         COM                 055472104      163    10000 SH       SOLE                    10000
Baker Hughes                COM                 057224107      385    12850 SH       SOLE                    12850
Banc One                    COM                 06423A103     1750    50550 SH       SOLE                    50550
Bank of New York Inc        COM                 064057102      215    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    19692     9215 SH       SOLE                     9215
Biomet Incorporated         COM                 090613100      248     8100 SH       SOLE                     8100
Boeing                      COM                 097023105     2387    95260 SH       SOLE                    95260
BP PLC ADR                  COM                 055622104      700    18152 SH       SOLE                    18152
Bravo! Foods Intl           COM                 105666101       17    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     3009   142388 SH       SOLE                   142388
ChevronTexaco               COM                 166764100     1995    30854 SH       SOLE                    30854
Chico's FAS Inc             COM                 168615102      294    14700 SH       SOLE                    14700
cisco Systems               COM                 17275R102      155    11975 SH       SOLE                    11975
Citigroup Inc               COM                 172967101      393    11400 SH       SOLE                    11400
Coca Cola                   COM                 191219104      864    21345 SH       SOLE                    21345
Conoco Phillips             COM                                948    17682 SH       SOLE                    17682
Cooper Industries Ltd       COM                 216669101     2515    70431 SH       SOLE                    70431
Dow Chemical                COM                 260543103      455    16480 SH       SOLE                    16480
Duke Capital Pfd 7.375%                                        227     9300 SH       SOLE                     9300
Duke Capital Pfd 8.375%                                        312    12200 SH       SOLE                    12200
Duke Energy Co              COM                 264399106      185    12700 SH       SOLE                    12700
Duke Weeks Rlt Pf 8.25%                                        218     8600 SH       SOLE                     8600
E*Trade Group               COM                 269246104      166    39375 SH       SOLE                    39375
Exxon Mobil Corp            COM                 30231G102     4977   142410 SH       SOLE                   142410
Fedex Corp                  COM                 31428X106     1297    23543 SH       SOLE                    23543
First Ind Rlty Pfd 7.9%                                        253    10200 SH       SOLE                    10200
Gannett                     COM                 364730101     1000    14203 SH       SOLE                    14203
Gateway Inc                 COM                 367626108      195    82700 SH       SOLE                    82700
General Electric            COM                 369604103      648    25393 SH       SOLE                    25393
General Motors              COM                 370442105     2009    59749 SH       SOLE                    59749
Gillette                    COM                 375766102     1327    42900 SH       SOLE                    42900
H & R Block Inc             COM                 093671105     4140    96978 SH       SOLE                    96978
Halliburton                 COM                 406216101      682    32900 SH       SOLE                    32900
Hercules Tr I Pfd 9.42%                                        413    20650 SH       SOLE                    20650
Hewlett-Packard             COM                 428236103     3129   201221 SH       SOLE                   201221
Home Depot Inc              COM                 437076102     6359   261025 SH       SOLE                   261025
Honeywell Intl Inc          COM                 438516106      251    11773 SH       SOLE                    11773
Hubbell Inc Cl B            COM                 443510201      654    20880 SH       SOLE                    20880
Int'l Business Machines     COM                 459200101      714     9098 SH       SOLE                     9098
Int'l Flavors & Frag        COM                 459506101     1173    37715 SH       SOLE                    37715
Int'l Paper Pfd 7.875%                                         215     8600 SH       SOLE                     8600
Invesco Strat Gold Port                                         53    21931 SH       SOLE               2     1931
Johnson & Johnson           COM                 478160104     1204    20800 SH       SOLE                    20800
Kimberly-Clark Corp         COM                 494368103      211     4650 SH       SOLE                     4650
Lilly Eli & Company         COM                 532457108      372     6516 SH       SOLE                     6516
Lowe's Companies            COM                 548661107     1418    34745 SH       SOLE                    34745
Lucent Technologies         COM                 549463107       16    11021 SH       SOLE                    11021
MBNA Corp                   COM                 55262L100      499    33146 SH       SOLE                    33146
McDonalds Corp              COM                 580135101     1820   125850 SH       SOLE                   125850
Mellon Financial            COM                 58551A108      627    29510 SH       SOLE                    29510
Merck & Co                  COM                 589331107     1139    20800 SH       SOLE                    20800
Migratec Inc                COM                                 10    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1037    22425 SH       SOLE                    22425
Motorola                    COM                 620076109     1522   184250 SH       SOLE                   184250
New Plan Excel Realty       COM                 648053106      249    12700 SH       SOLE                    12700
Northern Border Partners LP COM                                250     6550 SH       SOLE                     6550
Pepsico                     COM                 713448108     1389    34735 SH       SOLE                    34735
Performance Technologies    COM                                109    31125 SH       SOLE                    31125
Pfizer Incorporated         COM                 717081103      458    14700 SH       SOLE                    14700
PNC Financial Services      COM                 693475105     1649    38900 SH       SOLE                    38900
Rowan Companies             COM                 779382100      260    13250 SH       SOLE                    13250
Royce Total Return Fd                                          108    13495 SH       SOLE                1    3495
Russell 2000 i Shares                                         1458    20249 SH       SOLE                    20249
Sabine Royalty Trust        COM                 785688102      221    10500 SH       SOLE                    10500
Schering Plough Corp        COM                 806605101     3076   172545 SH       SOLE                   172545
Sealed Air $2.00 Cv Pfd                                       3200    69600 SH       SOLE                    69600
Sealed Air Corp             COM                 81211K100      257     6400 SH       SOLE                     6400
Sprint Corp (FON Group)     COM                 852061100      272    23140 SH       SOLE                    23140
Tellabs Inc                 COM                 879664100      814   140504 SH       SOLE                   140504
Texas Instruments           COM                 882508104      173    10576 SH       SOLE                    10576
Thomas & Betts              COM                 884315102     2224   156839 SH       SOLE                   156839
TXU Corp                    COM                 873168108     1631    91345 SH       SOLE                    91345
U S Bancorp                 COM                 902973304     2006   105715 SH       SOLE                   105715
United Technologies         COM                 913017109      381     6600 SH       SOLE                     6600
USG Corp                    COM                 903293405      685   164600 SH       SOLE                   164600
Wachovia Corp               COM                 929771103     2298    67450 SH       SOLE                    67450
Wachovia DEPs               PFD                                  3    31500 SH       SOLE                    31500
Weingarten Realty           COM                 948741103      246     6300 SH       SOLE                     6300
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
Worldcom Inc-Worldcom Grp   COM                                  2    18701 SH       SOLE                    18701
Wyeth                       COM                 983024100      284     7500 SH       SOLE                     7500
YUM! Brands                 COM                 895953107      475    19520 SH       SOLE                    19520